ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-9704 WWW.ROPESGRAY.COM

BY EDGAR		Adam D. Rossetti 212-841-8885 646-728-1633 fax adam.rossetti@ropesgray.com

March 15, 2010

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-1090

Re:                               Stone Harbor Investment Funds (Registration Nos. 333-141345 and 811-22037)

Ladies and Gentlemen:

On behalf of Stone Harbor Investment Funds, a Massachusetts business trust (the “Trust”), we are today filing, pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, by electronic submission via EDGAR, Post-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

In addition to the Part C, the Amendment includes the following:

(i) a Prospectus relating to (a) the Institutional Class and Distributor Class shares of Stone Harbor Emerging Markets Debt Fund and Stone Harbor High Yield Bond Fund (both existing series of the Trust), and (b) the Institutional Class and Distributor Class shares of Stone Harbor Local Markets Fund (a new series of the Trust);

(ii) a Statement of Additional Information for the Trust.

The Amendment is being submitted to register Institutional Class and Distributor Class shares of Stone Harbor Local Markets Fund, and to update certain information with respect to Stone Harbor Emerging Markets Debt Fund and Stone Harbor High Yield Bond Fund.

No fees are required in connection with this filing. Please direct any comments or questions on the Amendment to the undersigned at (212) 841-8885 or, in my absence, to Michael Doherty at (212) 497-3612.

Regards,
/s/ ADAM D. ROSSETTI
Adam D. Rossetti

Cc:                               Adam J. Shapiro, Esq.

John M. Loder, Esq.

Michael G. Doherty, Esq.